Property, Plant and Equipment (Details) - Schedule of property plant and equipment - USD ($)	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Cost
Cost, Beginning Balance	$ 9,602,789
Cost, Additions	34,598,075		7,358,280
Cost, Disposal	(990,517)
Cost, Acquired from RTO Transaction			2,244,509
Cost, Ending Balance	43,210,347		9,602,789
Accumulated depreciation
Accumulated depreciation, Beginning Balance	3,105,155
Accumulated depreciation, Depreciation	2,953,602		3,105,155
Accumulated depreciation, Disposal	(990,517)
Accumulated depreciation, Ending Balance	5,068,240		3,105,155
Net carrying value
Net carrying value, Beginning Balance			6,497,634
Net carrying value, Ending Balance	38,142,107
Data miners [Member]
Cost
Cost, Beginning Balance	5,802,789
Cost, Additions	26,845,831	[1]	3,558,280	[2]
Cost, Disposal	(990,517)
Cost, Acquired from RTO Transaction			2,244,509
Cost, Ending Balance	31,658,103		5,802,789
Accumulated depreciation
Accumulated depreciation, Beginning Balance	2,538,211
Accumulated depreciation, Depreciation	2,272,602		2,538,211
Accumulated depreciation, Disposal	(990,517)
Accumulated depreciation, Ending Balance	3,820,296		2,538,211
Net carrying value
Net carrying value, Beginning Balance			3,264,578
Net carrying value, Ending Balance	27,837,807
Equipment and other [Member]
Cost
Cost, Beginning Balance	2,760,000
Cost, Additions	603,324		2,760,000	[3]
Cost, Disposal
Cost, Acquired from RTO Transaction
Cost, Ending Balance	3,363,324		2,760,000
Accumulated depreciation
Accumulated depreciation, Beginning Balance	479,888
Accumulated depreciation, Depreciation	577,000		479,888
Accumulated depreciation, Disposal
Accumulated depreciation, Ending Balance	1,056,888		479,888
Net carrying value
Net carrying value, Beginning Balance			2,280,112
Net carrying value, Ending Balance	2,306,436
Leasehold improvement [Member]
Cost
Cost, Beginning Balance	1,040,000
Cost, Additions			1,040,000	[3]
Cost, Disposal
Cost, Acquired from RTO Transaction
Cost, Ending Balance	1,040,000		1,040,000
Accumulated depreciation
Accumulated depreciation, Beginning Balance	87,056
Accumulated depreciation, Depreciation	104,000		87,056
Accumulated depreciation, Disposal
Accumulated depreciation, Ending Balance	191,056		87,056
Net carrying value
Net carrying value, Beginning Balance			952,944
Net carrying value, Ending Balance	848,944
Powerplant in progress [Member]
Cost
Cost, Beginning Balance
Cost, Additions	7,148,920
Cost, Disposal
Cost, Acquired from RTO Transaction
Cost, Ending Balance	7,148,920
Accumulated depreciation
Accumulated depreciation, Beginning Balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Disposal
Accumulated depreciation, Ending Balance
Net carrying value
Net carrying value, Beginning Balance
Net carrying value, Ending Balance	$ 7,148,920

[1]	Included in this total are 10,000 high performance Bitcoin miners sourced from Northern Data AG per a definitive purchase agreement entered into on May 12, 2021.
[2]	Mining assets of $2,404,020 purchased by the Company in February 2020 from Nyam, LLC, a company controlled by the Chief Executive Officer ("CEO").
[3]	Assets acquired as part of facility lease assignment prior of the closing of the RTO Transaction (see note 11).